Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) segment reportingUnit	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Net gain (loss) on foreign currency transactions		$ (8,400)	$ (4,500)	$ (5,800)
Number of operating segments | segment		1
Number of reporting units | reportingUnit		1
Standard product warranty term		1 year
Cost of sales		$ 790,504	1,010,864	731,623
Advertising costs		8,700	9,600	11,500
Impairment charges		22,440	203,408	4,158
Inventory Related Costs | 2024 Restructuring Plan
Significant Accounting Policies [Line Items]
Impairment charges	$ 93,500	$ 11,300
Patents | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets		1 year
Patents | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets		20 years
Shipping and Handling | Sales and Marketing Expense
Significant Accounting Policies [Line Items]
Cost of sales		$ 31,800	$ 33,400	$ 32,400